CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 609,158	$ 752,213
Available for sale investments	1,712	1,712
Accounts receivable, net of allowance for credit losses	1,435,010	1,342,770
Unbilled revenue	894,291	623,121
Other receivables	60,251	56,760
Prepayments and other current assets	129,218	114,323
Income taxes receivable	41,935	50,299
Total current assets	3,171,575	2,941,198
Non-current Assets:
Property, plant and equipment, net	315,524	336,444
Goodwill	8,942,525	9,037,931
Intangible assets	4,391,699	4,710,843
Operating right-of-use assets	137,000	198,123
Other receivables	61,792	70,557
Income taxes receivable	15,468	18,637
Deferred tax asset	62,298	48,392
Equity method investments	0	2,373
Investments in equity- long term	27,932	22,592
Total Assets	17,125,813	17,387,090
Current Liabilities:
Accounts payable	60,851	90,764
Unearned revenue	1,395,160	1,323,961
Other liabilities	1,147,142	949,629
Income taxes payable	72,580	59,433
Current bank credit lines and loan facilities	55,150	55,150
Total current liabilities	2,730,883	2,478,937
Non-current Liabilities:
Non-current bank credit lines and loan facilities	4,794,856	5,381,162
Lease liabilities	126,482	159,483
Non-current other liabilities	41,888	42,596
Non-current income taxes payable	218,644	172,109
Deferred tax liability	974,339	1,085,976
Commitments and contingencies	0	0
Total Liabilities	8,887,092	9,320,263
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 81,645,279 shares issued and outstanding at September 30, 2022 and 81,554,683 shares issued and outstanding at December 31, 2021	6,645	6,640
Additional paid-in capital	6,818,877	6,733,910
Other undenominated capital	1,162	1,134
Accumulated other comprehensive loss	(291,901)	(90,937)
Retained earnings	1,703,938	1,416,080
Total Shareholders' Equity	8,238,721	8,066,827
Total Liabilities and Shareholders' Equity	$ 17,125,813	$ 17,387,090